Taxes	12 Months Ended
Dec. 31, 2023
Taxes
Taxes

17.	Taxes
17.1.	Income taxes

	Current assets		Current liabilities		Non-current liabilities
	12.31.2023	12.31.2022	12.31.2023	12.31.2022	12.31.2023	12.31.2022
Taxes in Brazil
Income taxes	199	160	989	2,505	−	−
Income taxes - Tax settlement programs	−	−	58	50	299	302
	199	160	1,047	2,555	299	302
Taxes abroad	19	5	253	328	−	−
Total	218	165	1,300	2,883	299	302

Income taxes are calculated based on a 15% rate plus additional 10% on the taxable income for the IRPJ, and 9% on taxable income for the CSLL, considering the offset of tax loss carryforwards and negative basis of the CSLL, limited to 30% of the taxable income of the year. As of the 2015, due to the release of Law No. 12,973/2014, the net income obtained abroad by a direct or indirect subsidiary, or by an associated company, adjusted by dividends and by the result of equity accounted investments, multiplied by the income taxes rates existing in Brazil, comprise the income taxes expenses.

Income taxes assets refer mainly to tax credits resulting from the monthly process for estimation and payment of income taxes, in addition to the negative balance of IRPJ and CSLL related to 2017, 2018, 2019 and 2021. Income taxes within current liabilities refer to the current portion of IRPJ and CSLL to be paid.

Tax settlement programs amounts relate mainly to a notice of deficiency issued by the Brazilian Federal Revenue Service due to the treatment of expenses arising from the Terms of Financial Commitment (TFC) as deductible in determining taxable profit for the calculation of income taxes. The payment term is 145 monthly installments, indexed by the Selic interest rate, as of January 2018.

Reconciliation between statutory income tax rate and effective income tax rate

The following table provides the reconciliation of Brazilian statutory tax rate to the Company’s effective rate on income before income taxes:

	2023	2022	2021
Net income before income taxes	35,396	53,525	28,225
Nominal income taxes computed based on Brazilian statutory corporate tax rates (34%)	(12,036)	(18,197)	(9,597)
Adjustments to arrive at the effective tax rate:
Tax benefits from the deduction of interest on capital distributions	1,329	1,234	843
Different jurisdictional tax rates for companies abroad	579	822	296
Brazilian income taxes on income of companies incorporated outside Brazil (1)	(530)	(763)	(546)
Tax incentives	303	187	50
Tax loss carryforwards (unrecognized tax losses)	23	221	59
Non-taxable income (non-deductible expenses), net (2)	322	(15)	234
Post-employment benefits	(348)	(394)	(802)
Results of equity-accounted investments in Brazil and abroad	(88)	87	318
Non-incidence of income taxes on indexation (SELIC interest rate) of undue paid taxes	54	33	903
Others	(9)	15	3
Income taxes	(10,401)	(16,770)	(8,239)
Deferred income taxes	(876)	(906)	(4,058)
Current income taxes	(9,525)	(15,864)	(4,181)
Effective tax rate of income taxes	29.4%	31.3%	(29.2)%
(1) It relates to Brazilian income taxes on earnings of offshore investees, as established by Law No. 12,973/2014.
(2) It includes provisions for legal proceedings and payment of an administrative contribution over the TFC Pre-70 for the administrative funding of the PPSP-R pre-70 and PPSP-NE pre-70 plans.

Deferred income taxes - non-current

The changes in the deferred income taxes are presented as follows:

	2023	2022
Opening balance	(5,918)	(625)
Recognized in the statement of income for the period	(876)	(906)
Recognized in shareholders’ equity	(2,559)	(3,220)
Translation adjustment	(602)	(45)
Use of tax loss carryforwards	−	(1,123)
Others	10	1
Closing balance	(9,945)	(5,918)

The composition of deferred tax assets and liabilities is set out in the following table:

Nature	Realization basis	12.31.2023	12.31.2022
PP&E - Exploration and decommissioning costs	Depreciation, amortization and write-offs of assets	(6,296)	(6,587)
PP&E - Impairment	Amortization, impairment reversals and write-offs of assets	4,203	3,602
PP&E - Right-of-use assets	Depreciation, amortization and write-offs of assets	(9,369)	(5,611)
PP&E - depreciation methods and capitalized borrowing costs	Depreciation, amortization and write-offs of assets	(18,784)	(15,438)
Loans, trade and other receivables / payables and financing	Payments, receipts and considerations	(2,479)	810
Leasings	Appropriation of the considerations	9,240	6,045
Provision for decommissioning costs	Payments and use of provisions	8,010	6,745
Provision for legal proceedings	Payments and use of provisions	954	885
Tax loss carryforwards	Taxable income compensation	1,140	914
Inventories	Sales, write-downs and losses	411	333
Employee Benefits	Payments and use of provisions	2,036	1,518
Others		989	866
Total		(9,945)	(5,918)
Deferred tax assets		965	832
Deferred tax liabilities		(10,910)	(6,750)

Timing of reversal of deferred income taxes

Deferred tax assets were recognized based on projections of taxable profit in future periods supported by the assumptions within the Company’s Strategic Plan 2024-2028, whose pillars are the preservation of financial strength, financial and environment resilience of projects, and focus on value creation.

Management considers that the deferred tax assets will be realized to the extent the deferred tax liabilities are reversed and expected taxable events occur based on its Strategic Plan 2024-2028.

The estimated schedule of recovery/reversal of net deferred tax assets (liabilities) as of December 31, 2023 is set out in the following table:

	Assets	Liabilities
2024	138	(1,646)
2025	58	2,540
2026	61	402
2027	73	744
2028	71	(255)
2029 and thereafter	564	9,125
Recognized deferred tax assets	965	10,910

In addition, the Company has tax loss carryforwards arising from offshore subsidiaries, for which no deferred taxes were recognized.

		Assets
	12.31.2023	12.31.2022
Brazil	368	-
Abroad	780	987
Unrecognized deferred tax assets	1,148	987

These unrecognized deferred tax assets arise mainly from subsidiaries operating in the oil and gas exploration and production and refining activities in the United States. In 2023, the Company recognized US$ 26 of previously unrecognized deferred tax assets due to a reassessment of their recoverability related to expected future taxable income arising from business operations.

An aging of the unrecognized deferred tax assets from companies abroad is set out below:

	2030 - 2032	2033 - 2035	2036 - 2038	Undefined expiration	Total
Unrecognized deferred tax assets	285	299	141	55	780

Uncertain tax treatments on income taxes

As of December 31, 2023, the Company had US$ 6,982 (US$ 6,043 as of December 31, 2022) of uncertain tax treatments on income taxes, related to judicial and administrative proceedings (see note 19.3). Additionally, as of December 31, 2023, the Company has other positions that can be considered as uncertain tax treatments on income taxes amounting to US$ 4,063 (US$ 30,020 as of December 31, 2022), given the possibility of different interpretation by the tax authority. These uncertain tax treatments are supported by technical assessments and tax risk assessment methodology. Therefore, Petrobras believes that such positions are likely to be accepted by the tax authorities (including judicial courts).

Uncertain treatments on Corporate Income Tax (CIT)

In 2023, the Company received additional charges from the Dutch tax authority, due to a final assessment on the calculation of the Corporate Income Tax (CIT) of subsidiaries in the Netherlands from 2018 to 2020, arising from the valuation for tax purposes of platforms and equipment nationalized under the Repetro tax regime, in the amount of US$ 595, updated by applicable interest rate.

Tax treatments of certain subsidiaries from 2020 to 2022 have not yet been assessed by this tax authority. Any charges by the Dutch tax authority for those years, on a similar basis to the periods already assessed, could reach the amount of US$ 242. Thus, as of December 31, 2023, the total amount of these uncertain tax treatments is US$ 837, updated by applicable interest rate.

The Company continues to defend its position but understands that it is not probable that the tax authority will fully accept this tax treatment. Thus, a liability was recognized with a corresponding effect in income taxes within the statement of income for the period, by means of the expected value method, constituted by the sum of amounts weighted by the probability of loss.

Accounting policy for income taxes

The Company calculates income taxes in accordance with current legislation and applying the rates in effect at the end of reporting period. Income taxes expense for the period are recognized in the statement of income of the period, except when the tax arises from a transaction or event which is recognized directly in equity.

a)	Current income taxes

Current income taxes are offset when they relate to income taxes levied on the same taxable entity and by the same tax authority, when there is a legal right and the entity has the intention to set off current tax assets and current tax liabilities, simultaneously.

Uncertain tax treatments are periodically assessed, considering the probability of acceptance by the tax authority.

b)	Deferred income taxes

Deferred income taxes are generally recognized on temporary differences between the tax base of an asset or liability and its carrying amount. They are measured at the tax rates that are provided for in the specific legislation to apply to the period when the asset is realized or the liability is settled.

Deferred tax assets and liabilities are recognized for all deductible temporary differences and carryforward of unused tax losses or credits to the extent that it is probable that taxable profit will be available against which those deductible temporary differences can be utilized. When there are insufficient taxable temporary differences relating to the same taxation authority and the same taxable entity, a deferred tax is recognized to the extent that it is probable that the entity will have sufficient taxable profit in future periods, based on projections approved by management and supported by the Company’s Strategic Plan.

Deferred tax assets and liabilities are offset when they relate to income taxes levied on the same taxable entity, when a legally enforceable right to set off current tax assets and current tax liabilities exists and when the deferred tax assets and deferred tax liabilities relate to taxes levied by the same tax authority on the same taxable entity.

17.2.	Other taxes

	Current assets		Non-current assets		Current liabilities		Non-current liabilities (1)
	12.31.2023	12.31.2022	12.31.2023	12.31.2022	12.31.2023	12.31.2022	12.31.2023	12.31.2022
Taxes in Brazil
Current / Non-current ICMS (VAT)	592	716	607	473	1,032	699	−	−
Current / Non-current PIS and COFINS	304	378	2,876	2,362	265	28	141	89
Claim to recover PIS and COFINS	−	−	733	657	−	−	−	−
CIDE	−	1	−	−	−	5	−	−
Production taxes	−	−	−	−	2,094	1,996	145	114
Withholding income taxes	−	−	−	−	272	149	−	−
Others	58	40	290	273	443	152	90	90
Total in Brazil	954	1,135	4,506	3,765	4,106	3,029	376	293
Taxes abroad	6	7	10	13	60	19	−	−
Total	960	1,142	4,516	3,778	4,166	3,048	376	293
(1) Other non-current taxes are classified within other non-current liabilities in the statement of financial position.

Current and non-current ICMS (VAT) credits arise from requests for extemporaneous and overpaid tax, offset in accordance with the legislation of each state. They also arise on the acquisition of assets for property, plant and equipment, which are offset in a straight line over 4 years.

Current and non-current PIS/COFINS credits mainly refer to the acquisition of goods and services for assets under construction, since their use is permitted only after these assets enter into production, as well as to extemporaneous tax credits.

Production taxes are financial compensation due to the Brazilian Federal Government by companies that explore and produce oil and natural gas in Brazilian territory. They are composed of royalties, special participations, signature bonuses and payment for retention or occupation of area. They include the amounts referring to an agreement with the ANP to close a legal proceeding involving the recalculation of royalties and special participations relating to oil production in the Jubarte field, from August 2009 to February 2011 and from December 2012 to February 2015.

From March 1 to June 30, 2023, Export Tax was charged on the exports of crude oil, for which the Company recognized US$ 285 as other taxes within the statement of income.

Claim to recover PIS and COFINS

The Company filed four civil lawsuits against the Brazilian Federal Government, claiming to recover PIS and COFINS paid over finance income and foreign exchange variation gains, from February 1999 to January 2004.

The court granted to the Company, in all the lawsuits, the definitive right to recover those taxes. Regarding two actions relating to Petroquisa, a former subsidiary that had been incorporated by the Company, the corresponding amounts were paid by the Brazilian Federal Government in 2023. In relation to the two remaining cases, both had rulings by the court favorable to the Company and, in one of them, the Brazilian Federal Government has already expressed its agreement and there was a decision in favor of the Company, still subject to appeal. Regarding the other lawsuit, there is no court decision at this point.

Pillar Two - Global Minimum Top-up Tax

In December 2021, the Organization for Economic Cooperation and Development (OECD) released the Pillar Two model rules to reform international corporate taxation that aim to ensure that multinationals with revenues exceeding €750 million pay a minimum top up tax on profits of its subsidiaries that are taxed at an effective tax rate of less than 15% per jurisdiction (Global Minimum Top-up Tax).

If the Parent Entity is located in a jurisdiction that has not implemented the top-up tax, this tax will be levied on the next entity in the organizational structure located in a jurisdiction that has implemented it, following a top-down approach. On December 19, 2023, the Netherlands enacted the Pillar Two income taxes legislation effective on January 1, 2024.

Petrobras is in the process of assessing if there is any exposure arising from Pillar Two legislation. Based on a preliminary assessment of the new rules, Petrobras does not expect a material exposure. Considering that the information for a comprehensive analysis is still being evaluated and due to the complexity of the new legislation, Petrobras expects to complete the assessment during 2024.

Petrobras applied the temporary exemption described in the amendments to IAS 12, issued by the IASB in May 2023, on the accounting for income taxes. Accordingly, the Company neither recognizes nor discloses information about deferred tax assets or liabilities related to the Pillar Two.